Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
The MD&C Committee approves and grants annual equity awards at approximately the same time each year, in early January, with the planned structure of the long-term and short-term awards discussed during the committee’s regularly scheduled meeting the previous December. Outside the annual grant cycle, we may grant equity awards in connection with a new hire package, retention grant, or severance package.
All such awards are granted under a shareholder-approved plan, and any stock options (or similar awards) are granted at an exercise price at or above the closing price of the Company’s common stock on the date of grant. Equity awards, including stock options, are not granted in anticipation of the release of material non-public
information, and the release of material
non-public
information is not timed based on stock option or other equity award grant dates.
During the last completed fiscal year, we did not award any stock options (or similar awards) to any named executive officer.

Award Timing Method
All such awards are granted under a shareholder-approved plan, and any stock options (or similar awards) are granted at an exercise price at or above the closing price of the Company’s common stock on the date of grant. Equity awards, including stock options, are not granted in anticipation of the release of material non-public
information, and the release of material
non-public
information is not timed based on stock option or other equity award grant dates.
During the last completed fiscal year, we did not award any stock options (or similar awards) to any named executive officer.

Award Timing Predetermined	true
Award Timing, How MNPI Considered
The MD&C Committee approves and grants annual equity awards at approximately the same time each year, in early January, with the planned structure of the long-term and short-term awards discussed during the committee’s regularly scheduled meeting the previous December. Outside the annual grant cycle, we may grant equity awards in connection with a new hire package, retention grant, or severance package.

MNPI Disclosure Timed for Compensation Value	false